Assets held for sale and their related liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets Held For Sale And Their Related Liabilites [Abstract]
Description of detailed information about assets and liabilities held for sale [text block]
The balance as of December 31, 2017 and 2016 of assets held for sale and their related liabilities, which do not correspond to discontinued operations, included:

	2017	2016
Assets held for sale
Surplus project materials (1)	56,049	65,703
Property, plant and equipment (2)	48,091	36,902
Oil fields (3)	-	29,611
	104,140	132,216
Liabilities related to assets held for sale
Oil fields (3)	-	40,128
	-	40,128

(1)
Mainly includes assets remaining from the expansion project of the oil pipeline for transport of extra heavy crude conducted by Oleoducto Central SA - Ocensa. In 2017, the Group sold part of these assets, generating a loss of COP$2,337 and expects to continue selling the remainder of these assets during 2018 depending on market conditions.

(2)
Includes buildings and land belonging to Ecopetrol and Andean Chemicals Ltd., the latter related to Louisiana Green Fuels (ethanol plant, water plant and harvesters). The Group recorded an impairment loss on these assets of COP$11,292 and continues with its plan to sell these assets depending on market conditions.

(3)
Corresponds mainly to the Sogamoso, Rio Zulia, Rio de Oro and Puerto Barco, Santana, Nancy Maxine Burdine and Valdivia Almagro oil fields, awarded through an auction in November 2016. During the second and third quarter of 2017, Ecopetrol obtained the approval of the assignment of rights of these areas by the ANH, with the transfer of the assets and the corresponding sale being formalized. These operations generated a net profit of COP $ 168,726. The liabilities associated with these assets corresponded to the dismantling and abandonment of the Group’s obligations.